PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant And Equipment And Intangible Assets [Table Text Block]
	December 31,
	2013	2014
Cost:

Leasehold improvements	$546	$523
Computers and peripheral equipment	10,106	12,942
Office furniture and equipment	2,639	2,620
Motor vehicles	98	177
Software	1,962	3,478

	15,351	19,740
Accumulated depreciation:

Leasehold improvements	288	175
Computers and peripheral equipment	9,657	12,426
Office furniture and equipment	1,947	1,985
Motor vehicles	68	133
Software	1,618	3,016

	13,578	17,735

Depreciated cost	$1,773	$2,005